Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (26,248)	$ (31,701)	$ 1,843
Changes in the balances of each component of accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Foreign Currency Translation, Net of Tax, Beginning Balance	(37,827)	(6,126)	(7,969)
Foreign Currency Transaction Gain (Loss), Unrealized	(27,426)	(31,701)	1,843
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Foreign Currency Translation, Net of Tax, Ending Balance	(64,075)	(37,827)	(6,126)
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Marketable Securities, Net of Tax, Beginning Balance	0	0	8
Other comprehensive income, net of tax, Unrealized Gain (Loss) on Marketable Securities	0	0	(8)
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Marketable Securities, Net of Tax, Ending Balance	0	0	0
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Interest Rate Swaps, Net of Tax, Beginning Balance	(13,850)	(26,931)	(21,275)
Interest rate swap contracts	(4,059)	13,081	(5,656)
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Interest Rate Swaps, Net of Tax, Ending Balance	(17,909)	(13,850)	(26,931)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(51,677)	(33,057)	(29,236)
Other comprehensive income, net of tax	(30,307)	(18,620)	(3,821)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ (81,984)	$ (51,677)	$ (33,057)